Employees Benefits (Details 4) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	10.49%
Variation of (+1%), Average rate	11.49%
Variation of (+1%), Actuarial liabilities	R$ 2,903,579
Variation of (-1%), Average rate	9.49%
Variation of (-1%), Actuarial liabilities	R$ 3,510,948
Wage Growth Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	1.06%
Variation of (+1%), Average rate	2.06%
Variation of (+1%), Actuarial liabilities	R$ 3,206,208
Variation of (-1%), Average rate	0.06%
Variation of (-1%), Actuarial liabilities	R$ 3,160,684